INVESTMENT IN JOINT VENTURE (Details 1) - CAD ($)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of joint ventures [line items]
Non-current assets		$ 143,179,751	$ 27,594,683
Current assets		63,782,943	46,136,156
Total assets		206,962,694	73,730,839
Current liabilities		36,170,486	5,626,150
Total liabilities		36,464,372	5,943,647
Cash and cash equivalents		36,042,090	44,523,145	$ 3,217,205
Revenue (loss)		1,948,421	937,654
Income tax recovery		0	0
Pure Sunfarms
Disclosure of joint ventures [line items]
Non-current assets		67,263,020	23,144,466
Current assets	[1]	20,414,439	3,381,496
Total assets		87,677,459	26,525,962
Non-current liabilities		2,688,273	0
Current liabilities		39,465,718	1,171,118
Total liabilities		42,153,991	1,171,118
Cash and cash equivalents	[2]	2,361,948	2,906,910
Revenue (loss)		4,916,607
Income (loss) and comprehensive income (loss)		6,168,624	(645,156)
Income tax recovery		$ 0	$ 238,620

[1]	includes cash and cash equivalents 2,361,948 2,906,910
[2]	includes income tax recovery - 238,620